Consolidated Balance Sheets (Audited) (Parenthetical) - $ / shares	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	135,237,584	135,080,441	134,498,775
Common stock, shares outstanding	135,237,584	135,080,441	134,498,775
Preferred stock, par value	$ 0.0001	$ .0001	$ .0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0